Schedule of impact on consolidated statement of profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ImpactOnConsolidatedStatementOfProfitLossLineItems [Line Items]
Revenue	€ 14,415	€ 1,605	€ 4,144
Cost of sales	(10,240)	(1,168)	(20,088)
Gross profit (loss)	4,175	437	(15,944)
Administration expenses	(11,869)	(16,460)	(15,835)
Share-based payments expense	(1,562)	(2,189)	(1,393)
Finance income / (costs)	5,611	230	6,451
Derivative financial instruments movements	3,392		6,886
Net finance income / (costs)	2,696	(471)	115
Profit / (loss) on deconsolidation due to insolvency	1,225	1,846
(Loss) / profit before tax	(1,062)	(15,254)	(30,857)
Income tax expense	(316)	(470)	€ (159)
Net loss for the year	€ (952)	(15,280)
Previously stated [member]
ImpactOnConsolidatedStatementOfProfitLossLineItems [Line Items]
Revenue		1,605
Cost of sales		(1,168)
Gross profit (loss)		437
Other income / (expenses)		881
Administration expenses		(15,873)
Share-based payments expense		(2,189)
Operating expenses		(17,181)
Operating loss before interest		(16,744)
Finance income / (costs)		223
Interest payable and similar expense		(531)
Derivative financial instruments movements		627
Net finance income / (costs)		319
Profit / (loss) on deconsolidation due to insolvency		2,719
(Loss) / profit before tax		(13,706)
Income tax expense		(25)
Net loss for the year		(13,731)
Increase (decrease) due to corrections of prior period errors [member]
ImpactOnConsolidatedStatementOfProfitLossLineItems [Line Items]
Revenue
Cost of sales
Gross profit (loss)
Other income / (expenses)
Administration expenses		(587)
Share-based payments expense
Operating expenses		(586)
Operating loss before interest		(586)
Finance income / (costs)		70
Interest payable and similar expense		6
Derivative financial instruments movements		(165)
Net finance income / (costs)		(89)
Profit / (loss) on deconsolidation due to insolvency		(873)
(Loss) / profit before tax		(1,548)
Income tax expense
Net loss for the year		(1,548)
Currently stated [member]
ImpactOnConsolidatedStatementOfProfitLossLineItems [Line Items]
Revenue		1,605
Cost of sales		(1,168)
Gross profit (loss)		437
Other income / (expenses)		881
Administration expenses		(16,460)
Share-based payments expense		(2,189)
Operating expenses		(17,767)
Operating loss before interest		(17,331)
Finance income / (costs)		293
Interest payable and similar expense		(525)
Derivative financial instruments movements		462
Net finance income / (costs)		230
Profit / (loss) on deconsolidation due to insolvency		1,846
(Loss) / profit before tax		(15,254)
Income tax expense		(25)
Net loss for the year		€ (15,280)